Consolidated Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Revenue								$ 7,806,000
Operating Expenses:
Research and development	$ 2,000	$ 14,000		$ 5,000	$ 33,000	38,000		7,166,000
General and administrative	1,044,000	1,534,000		2,333,000	3,362,000	5,131,000		7,785,000
Loss on MannKind Transaction								2,618,000
Total operating expenses	1,046,000	1,548,000		2,338,000	3,395,000	5,169,000		17,569,000
Loss from operations	(1,046,000)	(1,548,000)		(2,338,000)	(3,395,000)	(5,169,000)		(9,763,000)
Other income (expense):
Interest income	10,000	41,000		22,000	94,000	144,000		467,000
Fair value adjustment of warrants		1,000			67,000	67,000		(67,000)
Other income (expense), net		(43,000)		108,000	(123,000)	(204,000)		(196,000)
Total other income (expense), net	10,000	(1,000)		130,000	38,000	7,000		204,000
Income tax provision (benefit)
Net loss	(1,036,000)	(1,549,000)		(2,208,000)	(3,357,000)	$ (5,162,000)	[1]	$ (9,559,000)	[1]
Dividends accrued on Series B Convertible Preferred Stock	(16,000)			(16,000)
Net loss attributable to common stockholders	$ (1,052,000)	$ (1,549,000)		$ (2,224,000)	$ (3,357,000)
Net loss per share - basic	$ (0.29)	$ (0.42)		$ (0.61)	$ (0.92)	$ (1.41)		$ (2.62)
Net loss per share - diluted	$ (0.29)	$ (0.42)		$ (0.61)	$ (0.92)	$ (1.41)		$ (2.62)
Weighted-average common shares outstanding - basic	3,652,285	3,652,285		3,652,285	3,652,285	3,652,285		3,652,285
Weighted-average common shares outstanding - diluted	3,652,285	3,652,285		3,652,285	3,652,285	3,652,285		3,652,285
Eos SENOLYTIXS Inc [Member]
Revenue
Operating Expenses:
Research and development	1,138,522	3,375	8,970	1,587,705	26,600	35,225
General and administrative	329,135	54,086	67,925	462,384	109,622	217,795
Total operating expenses	1,467,657	57,461	76,895	2,050,089	136,222	253,020
Other income (expense):
Fair value adjustment of warrants				4,000
Promissory note financing expense	847,375			847,375
Issuance costs related to the Series A offering securities	80,464			80,464
Loss on issuance of Series A Preferred Stock offering	556,000			556,000
Change in fair value of preferred stock forward liability	(4,000)			(4,000)
Interest expense	49,793			49,793
Net loss before income tax provision (benefit)	2,997,289	57,461	76,895	3,579,721	136,222	253,020
Income tax provision (benefit)
Net loss	$ (2,997,289)	$ (57,461)	$ (76,895)	$ (3,579,721)	$ (136,222)	$ (253,020)
Net loss per share - basic	$ (0.60)	$ (0.01)	$ (0.07)	$ (0.72)	$ (0.03)	$ (0.05)
Net loss per share - diluted	$ (0.60)	$ (0.01)	$ (0.07)	$ (0.72)	$ (0.03)	$ (0.05)
Weighted-average common shares outstanding - basic	5,000,000	5,000,000	1,068,493	5,000,000	5,000,000	5,000,000
Weighted-average common shares outstanding - diluted	5,000,000	5,000,000	1,068,493	5,000,000	5,000,000	5,000,000

[1]	The dollar amounts reported represent the amount of net loss, in thousands, reflected in Pulmatrix’s consolidated audited financial statements for each applicable year.